Equity and Net Loss Per Share (Details) - Schedule of Treasury Stock Method to the Warrants and RSUs - shares	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Treasury Stock Method to the Warrants and Rsus [Abstract]
Earnout shares		1,937,500
Warrants to purchase common stock	5,198,420	5,205,769
RSUs	931,437	939,330